Disclosure of finance income (cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Finance costs	$ 211	$ 715
Accretion on provision for reclamation and rehabilitation [Member]
Statements Line Items
Finance costs	150	86
Credit facility finance costs [Member]
Statements Line Items
Finance costs	0	629
Other Financing Costs [Member]
Statements Line Items
Finance costs	$ 61	$ 0